Financial risk management - Credit quality of financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Credit quality of financial assets
Financial assets	$ 954,892	$ 1,310,320
Cash and cash equivalents, financial investments and derivative financial instruments
Credit quality of financial assets
Financial assets	776,917	1,136,376
Cash and cash equivalents, financial investments and derivative financial instruments | Local
Credit quality of financial assets
Financial assets	92,062	98,354
Cash and cash equivalents, financial investments and derivative financial instruments | Global
Credit quality of financial assets
Financial assets	684,855	1,038,022
Cash and cash equivalents
Credit quality of financial assets
Financial assets	698,618	1,032,938
Cash and cash equivalents | AAA
Credit quality of financial assets
Financial assets	11,243	1,484
Cash and cash equivalents | AA+
Credit quality of financial assets
Financial assets	5,997	861
Cash and cash equivalents | AA
Credit quality of financial assets
Financial assets	99,871	78,269
Cash and cash equivalents | AA-
Credit quality of financial assets
Financial assets	10,870	20,179
Cash and cash equivalents | A+
Credit quality of financial assets
Financial assets	156,032	178,730
Cash and cash equivalents | A
Credit quality of financial assets
Financial assets	230,084	361,484
Cash and cash equivalents | A-
Credit quality of financial assets
Financial assets	38,824	29,162
Cash and cash equivalents | BBB+
Credit quality of financial assets
Financial assets	67,467	181,411
Cash and cash equivalents | BBB
Credit quality of financial assets
Financial assets	23,552	20,245
Cash and cash equivalents | BBB-
Credit quality of financial assets
Financial assets	31,416	83,919
Cash and cash equivalents | No rating
Credit quality of financial assets
Financial assets	23,262	77,194
Cash and cash equivalents | Local
Credit quality of financial assets
Financial assets	17,262	2,372
Cash and cash equivalents | Local | AAA
Credit quality of financial assets
Financial assets	11,243	1,484
Cash and cash equivalents | Local | AA+
Credit quality of financial assets
Financial assets	5,997	861
Cash and cash equivalents | Local | AA
Credit quality of financial assets
Financial assets	18	24
Cash and cash equivalents | Local | AA-
Credit quality of financial assets
Financial assets	1
Cash and cash equivalents | Local | No rating
Credit quality of financial assets
Financial assets	3	3
Cash and cash equivalents | Global
Credit quality of financial assets
Financial assets	681,356	1,030,566
Cash and cash equivalents | Global | AA
Credit quality of financial assets
Financial assets	99,853	78,245
Cash and cash equivalents | Global | AA-
Credit quality of financial assets
Financial assets	10,869	20,179
Cash and cash equivalents | Global | A+
Credit quality of financial assets
Financial assets	156,032	178,730
Cash and cash equivalents | Global | A
Credit quality of financial assets
Financial assets	230,084	361,484
Cash and cash equivalents | Global | A-
Credit quality of financial assets
Financial assets	38,824	29,162
Cash and cash equivalents | Global | BBB+
Credit quality of financial assets
Financial assets	67,467	181,411
Cash and cash equivalents | Global | BBB
Credit quality of financial assets
Financial assets	23,552	20,245
Cash and cash equivalents | Global | BBB-
Credit quality of financial assets
Financial assets	31,416	83,919
Cash and cash equivalents | Global | No rating
Credit quality of financial assets
Financial assets	23,259	77,191
Financial investments
Credit quality of financial assets
Financial assets	58,775	92,233
Financial investments | AAA
Credit quality of financial assets
Financial assets	44,985	51,913
Financial investments | AA+
Credit quality of financial assets
Financial assets	8,170	10,840
Financial investments | AA
Credit quality of financial assets
Financial assets	352	24,965
Financial investments | AA-
Credit quality of financial assets
Financial assets	656
Financial investments | No rating
Credit quality of financial assets
Financial assets	4,612	4,515
Financial investments | Local
Credit quality of financial assets
Financial assets	58,775	92,233
Financial investments | Local | AAA
Credit quality of financial assets
Financial assets	44,985	51,913
Financial investments | Local | AA+
Credit quality of financial assets
Financial assets	8,170	10,840
Financial investments | Local | AA
Credit quality of financial assets
Financial assets	352	24,965
Financial investments | Local | AA-
Credit quality of financial assets
Financial assets	656
Financial investments | Local | No rating
Credit quality of financial assets
Financial assets	4,612	4,515
Derivative financial instruments
Credit quality of financial assets
Financial assets	19,524	11,205
Derivative financial instruments | AAA
Credit quality of financial assets
Financial assets	16,025	3,749
Derivative financial instruments | AA
Credit quality of financial assets
Financial assets	1,029	2,164
Derivative financial instruments | A+
Credit quality of financial assets
Financial assets	422	5,275
Derivative financial instruments | A
Credit quality of financial assets
Financial assets		17
Derivative financial instruments | A-
Credit quality of financial assets
Financial assets	2,048
Derivative financial instruments | Local
Credit quality of financial assets
Financial assets	16,025	3,749
Derivative financial instruments | Local | AAA
Credit quality of financial assets
Financial assets	16,025	3,749
Derivative financial instruments | Global
Credit quality of financial assets
Financial assets	3,499	7,456
Derivative financial instruments | Global | AA
Credit quality of financial assets
Financial assets	1,029	2,164
Derivative financial instruments | Global | A+
Credit quality of financial assets
Financial assets	422	5,275
Derivative financial instruments | Global | A
Credit quality of financial assets
Financial assets		$ 17
Derivative financial instruments | Global | A-
Credit quality of financial assets
Financial assets	$ 2,048